BUSINESS COMBINATION - Fair value of Apex assets acquired and liabilities assumed (Details 2) (Apex) In Thousands, unless otherwise specified	0 Months Ended		6 Months Ended		0 Months Ended		12 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Jun. 04, 2012 Fair Value USD ($)	Jun. 04, 2012 Fair Value CAD	Dec. 31, 2012 Fair Value USD ($)
Assets acquired:
Accounts receivable					$ 243
Due from related party					412
Other current assets					62
Property and equipment					30
Intangible assets					4,466
Goodwill					2,449
Total assets					7,662
Liabilities assumed:
Accounts payable and other accrued liabilities					194
Unearned revenue					297
Deferred tax liability					1,184
Total liabilities assumed					1,675
Net assets acquired					5,987
Purchase consideration:
Cash paid at closing	1,033	1,076	1,022	1,076	4,801	5,000	4,801
Accrued earn out consideration					1,186
Total purchase consideration					$ 5,987